Note 11 - Deferred Share Units (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 Deferred Share Units [Member]	May 28, 2010 Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,790,694			110,000
Deferred Share Units to Non Management Board Members (in Dollars)	$ 36,727	$ 33,101	$ 22,449
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	415,575		87,551